Share-based payment	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment	Share-based payment
The Group provides benefits to employees (including executive directors) of the Group through share-based incentives. The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2021, 2020 and 2019.

	Equity
	RSU	PSU	Option	Incentive	Total

Number of shares
As of December 31, 2019	4,434,896	—	33,636	5,329,364	9,797,896
Granted	329,405	—	—	—	329,405
Issued	(302,243)	—	—	—	(302,243)
Cancelled	(91,866)	—	(1,134)	—	(93,000)
Repurchased	—	—	—	(7,595)	(7,595)
As of December 31, 2020	4,370,192	—	32,502	5,321,769	9,724,463
Granted	2,603,810	342,585	—	—	2,946,395
Issued	(136,826)	—	—	—	(136,826)
Cancelled	(252,028)	—	—	—	(252,028)
As of December 31, 2021	6,585,148	342,585	32,502	5,321,769	12,282,004
The total expense, including taxes and social charges, recognized for the programs for the year was R$113,169 (2020 – R$120,777).
Incentive Shares
In 2017, certain key employees have been granted incentive shares, or the Co-Investment Shares, that entitle participants to receive a cash bonus which they, at their option, may use to purchase a specified number of preferred shares in StoneCo Brasil, which were then exchanged for common shares in DLP Par and after were exchanged upon consummation of the IPO.
Incentive Shares are subject to a 10 year lock-up period after which participants have the right to sell their shares to a third-party buyer for the fair market value of the Company. If a participant ceases employment for any reason before the end of the 10 years lock-up period, the Company have the right to acquire the shares for the price originally paid by the participant, less an applicable discount as below.

Time remaining to the end of the Lock-up period	Discount	Monthly Installments

7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36
The Repurchase Right can be exercised at any time up to two years from the participant’s termination date. Once the lock-up period expires and if the participant terminates employment, the Company has a 90-day option to repurchase the shares at the then-current share price.
Based on the repurchase discount schedule the largest payout is 85% of the award’s grant date fair value should a participant leave before the 10-year lock-up period expires. The vesting tranches are broken into three separate tranches, which reflects the terms of the repurchase right and constitutes graded vesting features.
The first tranche represents 75% of the grant date fair value, recognized in full on the grant date. That is, if an employee voluntarily terminates employment up to 3 years from the grant date and the Company exercises its repurchase feature, the participant will receive a cash payment equal to 75% of the grant date fair value.
The second tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 3. This represents the additional 5% potential repurchase payment if the employee satisfies 3 to 7 years of the lock-up period.
The third tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 7. This represents the additional 5% potential repurchase payment if the employee satisfies at least 7 years of the lock-up period but leaves prior to the expiration of the lock-up period.
During 2021, there were no repurchases of Class A common shares (During 2020, 7,595 Class A common shares were repurchased as a participant left the Company prior to lock-up expiration).
Restricted share units and Stock options
The Group has a Long-term incentive plan (“LTIP”) to enable the Group to grant equity-based awards to employees and other service providers with respect to its Class A common shares, and it was granted restricted share unit (“RSUs”) and stock options to certain key employees under the LTIP to incentivize and reward such individuals. These awards are scheduled to vest over a four, five, seven and ten year period, subject to and conditioned upon the achievement of certain performance conditions. Assuming achievement of these performance conditions, awards will be settled in, or exercised for its Class A common shares. If the applicable performance conditions are not achieved, the awards will be forfeited for no consideration.
In June 2020, 1,134 stock options were cancelled.
In 2020, the Company has accelerated 302,243 RSUs. 91,866 RSUs were cancelled and 329,405 RSUs were granted with an average price of US$29.69 (R$163.78), which was determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
In 2021, the Company has accelerated 136,826 RSUs gross of withholding income tax (see Note 20.2 (g)). 252,028 RSUs were cancelled and 2,603,810 RSUs were granted with an average price of US$64.05 (R$348.49), which was determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
The fair value of each stock option granted was estimated at the grant date based on the Black-Scholes-Merton pricing model (with a weighted average exercise price of US$24.92).
Performance share units
In June 2021, the Group granted new awards of performance share units (“PSUs”). These awards are equity classified and give beneficiaries the right to receive shares if the Group reaches minimum levels of total shareholder return (“TSR”) in five years from the grant date and provided they continue providing services over a 5- year period. The PSUs granted will not result in delivering shares to beneficiaries and will expire if the minimum performance condition is not met. The fair value of the awards is estimated at the grant date using the Black-Scholes-Merton pricing model, considering the terms and conditions on which the PSUs were granted, and the related compensation expense will be recognized over the vesting period. The performance condition is considered in estimating the grant-date fair value. In June 2021, the Company granted 342,585 PSUs with a grant-date fair value of US$62.39 (R$315.28). The grant-date fair value was determined based on the fair value of the equity instruments of StoneCo and the exchange rate, both at the grant date.
The number of PSUs expected to be issued is based on historical data and current expectations and is not necessarily indicative of performance patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the PSUs is indicative of future trends, which may not necessarily be the actual outcome. The main two inputs to the model were: Risk–free interest rate of 0.82% according to 3-month Libor forward curve for a 5 year period and annual volatility of 71.6%, based on the Company and similar players’ historical stock price.
In estimating the quantity of awards that are considered vested for accounting purposes we consider exclusively whether the service condition is met but reaching the TSR targets is ignored. As such even, if TSR targets are ultimately not achieved the expense will be recognized and not reversed for those PSUs for which the service condition was met.